Annual Total Returns - FidelityFreedomFunds-KComboPRO - FidelityFreedomFunds-KComboPRO - Fidelity Freedom 2040 Fund	May 30, 2023
Bar Chart Table:
Annual Return, Inception Date	Jul. 20, 2017
Fidelity Freedom 2040 Fund - Class K
Bar Chart Table:
Annual Return 2018	(8.89%)
Annual Return 2019	25.49%
Annual Return 2020	18.36%
Annual Return 2021	16.52%
Annual Return 2022	(18.14%)